Non-controlling interest	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Non-controlling interest

22. Non-controlling interest

A reconciliation of the carrying amounts of Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd is as follows:

	December 31, 2011		December 31, 2012
	Group	Non-controlling interests	Group	Non-controlling interests
Beginning balance	398,072	367,451	1,204,118	1,111,494
Net income	766,197	707,259	1,202,787	1,110,264
Transactions with owners acting in their capacity as owners	-	-	-	-
Other comprehensive income	39,849	36,784	10,361	9,564
Distribution to non-controlling interest shareholders	-	-	(2,417,266)	(2,231,322)

Ending balance	1,204,118	1,111,494	-	-

On April 6, 2012, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd was liquidated. Gain from liquidation of this subsidiary amounted to US$2,033,766 in 2012.